UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 28

Date of reporting period:	February 30, 2009

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments

As of February 28, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
Pennsylvania (97.0%)
[1]	Abington PA School District TOB VRDO	0.520%	3/6/09	LOC	7,500	7,500
	Adams County PA IDA (Gettysburg College) VRDO	0.600%	3/6/09	LOC	5,750	5,750
[1]	Allegheny County PA GO TOB VRDO	0.750%	3/6/09	(13)	25,985	25,985
	Allegheny County PA GO VRDO	0.570%	3/6/09	LOC	37,305	37,305
	Allegheny County PA GO VRDO	0.570%	3/6/09	LOC	14,455	14,455
	Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	0.400%	3/2/09		31,100	31,100
	Allegheny County PA Higher Educ. Building Auth. (Point Park Univ.) VRDO	0.600%	3/6/09	LOC	15,455	15,455
	Allegheny County PA Hosp. Dev. Auth. Rev. (Jefferson Regional Medical Center) VRDO	0.600%	3/6/09	LOC	3,625	3,625
	Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	0.530%	3/6/09	LOC	4,935	4,935
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ of Pittsburgh Medical Center) TOB VRDO	0.670%	3/6/09		54,990	54,990
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. TOB VRDO	0.670%	3/6/09	LOC	49,060	49,060
	Allegheny County PA IDA Rev. (Carnegie Museum of Pittsburgh) VRDO	0.700%	3/6/09	LOC	1,955	1,955
	Allegheny County PA IDA Rev. (Residential Rental) VRDO	0.780%	3/6/09	LOC	2,865	2,865

	Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	2.100%	7/1/09		15,000	15,000
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.550%	3/2/09	LOC	24,200	24,200
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.550%	3/2/09	LOC	5,755	5,755
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.500%	3/6/09	LOC	62,600	62,600
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.630%	3/6/09	LOC	52,250	52,250
	Beaver County PA IDA PCR (Met Edison Co.) VRDO	0.580%	3/6/09	LOC	10,000	10,000
	Beaver County PA IDA PCR (Pennsylvania Electric Co. Project) VRDO	0.690%	3/6/09	LOC	9,000	9,000
	Beaver County PA IDA PCR VRDO	1.450%	3/2/09		6,900	6,900
[1]	Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) TOB VRDO	0.700%	3/6/09	LOC	15,995	15,995
	Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	0.600%	3/6/09		17,000	17,000
	Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	0.680%	3/6/09		27,000	27,000
	Berks County PA IDA (Kutztown Univ.) VRDO	0.610%	3/6/09	LOC	13,105	13,105
	Berks County PA Muni Auth. Incremental Draw Rev. (Albright College) VRDO	0.580%	3/6/09	LOC	25,500	25,500
	Bucks County PA IDA (Grand View Hosp.) VRDO	0.520%	3/6/09	LOC	7,000	7,000
	Bucks County PA IDA (Pennswood Village Project) VRDO	0.720%	3/6/09	LOC	8,600	8,600
	Bucks County PA IDA (Pennswood Village Project) VRDO	0.720%	3/6/09	LOC	8,415	8,415
	Cambria County PA IDA Rev. (American National Red Cross) VRDO	0.600%	3/6/09	LOC	4,500	4,500

	Chambersburg PA Auth. Rev. (Wilson College Project) VRDO	0.650%	3/6/09	LOC	31,180	31,180
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.620%	3/6/09		31,825	31,825
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jenner's Pond Project) VRDO	0.680%	3/6/09	LOC	24,040	24,040
	Chester County PA IDA Student Housing Rev. VRDO	0.750%	3/6/09	LOC	22,910	22,910
[1]	Chester County PA IDA Water Fac. Rev. TOB VRDO	0.820%	3/6/09	(13)	15,935	15,935
[1]	Chester County PA TOB VRDO	0.600%	3/6/09		4,995	4,995
	Cumberland County PA Muni. Auth. College Rev. (Messiah Village Program) VRDO	0.710%	3/6/09	LOC	3,600	3,600
	Cumberland County PA Muni. Auth. Rev. (Asbury Obligated Group) VRDO	0.570%	3/6/09	LOC	5,470	5,470
	Dallastown Area School Dist. VRDO	1.800%	3/6/09	(4)	7,000	7,000
	Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	0.580%	3/6/09		7,855	7,855
	Dauphin County PA VRDO	0.450%	3/6/09		7,625	7,625
	Delaware County PA Auth. Rev. (Haverford College) VRDO	0.500%	3/6/09		29,315	29,315
	Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	0.550%	3/2/09	LOC	4,920	4,920
	Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	0.610%	3/6/09	LOC	12,525	12,525
	Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	0.610%	3/6/09	LOC	8,310	8,310

	Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	0.720%	3/6/09	LOC	3,900	3,900
	Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	0.450%	3/2/09		11,900	11,900
	Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	0.550%	3/2/09	LOC	50,515	50,515
	Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	0.600%	3/2/09		27,450	27,450
	Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	0.600%	3/2/09		1,800	1,800
	Delaware County PA IDA PCR (PECO) CP	0.550%	3/26/09	LOC	22,125	22,125
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.500%	3/6/09		44,100	44,100
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.500%	3/6/09		8,375	8,375
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.500%	3/6/09		8,235	8,235
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.500%	3/6/09		8,595	8,595
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.500%	3/6/09		7,640	7,640
[1]	Delaware County PA IDA Rev. (Aqua PA Inc.) TOB VRDO	0.820%	3/6/09	(13)	9,915	9,915
	Delaware County PA IDA Rev. (Resource Recovery) VRDO	0.500%	3/6/09		6,355	6,355
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09		14,900	14,900

	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09		14,895	14,895
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09		17,000	17,000
	Downingtown PA Area School Dist. GO VRDO	2.000%	3/6/09	(4)	7,200	7,200
	Doylestown PA Hosp. Auth. Hosp. Rev. VRDO	0.600%	3/6/09	LOC	11,700	11,700
	Fayette County PA Hosp. Auth. Rev. (Fayette Regional Health System) VRDO	0.600%	3/6/09	LOC	15,000	15,000
[1]	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	0.580%	3/6/09		9,755	9,755
[1]	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	0.580%	3/6/09		4,995	4,995
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.450%	3/2/09		9,300	9,300
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.500%	3/2/09		16,450	16,450
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.500%	3/2/09		17,415	17,415
	Haverford Township PA School Dist. VRDO	0.580%	3/6/09	LOC	5,000	5,000
	Lackawanna County PA GO VRDO	2.250%	3/6/09	(4)	44,540	44,540
	Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	0.580%	3/6/09	LOC	27,200	27,200

	Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	0.590%	3/6/09	LOC	10,600	10,600
	Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.520%	3/2/09	LOC	4,700	4,700
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.550%	3/2/09	(12)	5,000	5,000
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	0.600%	3/6/09	LOC	7,500	7,500
	Lower Merion PA School Dist. GO VRDO	0.550%	3/6/09	LOC	5,000	5,000
	Lower Merion PA School Dist. GO VRDO	0.550%	3/6/09	LOC	5,250	5,250
[1]	Luzerne County PA IDA (Water Facility) TOB VRDO	0.820%	3/6/09	(13)	5,000	5,000
	Manheim Township PA School Dist. VRDO	1.250%	3/6/09	(4)	11,925	11,925
	Manheim Township PA School Dist. VRDO	2.250%	3/6/09	(4)	5,730	5,730
	Manheim Township PA School Dist. VRDO	2.250%	3/6/09	(4)	9,000	9,000
	Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center) VRDO	0.580%	3/6/09	LOC	21,360	21,360
	Montgomery County PA GO VRDO	0.500%	3/2/09		1,000	1,000
	Montgomery County PA IDA PCR (Exelon Generation Co.) CP	0.500%	5/7/09	LOC	9,150	9,150
	Montgomery County PA IDA PCR (PECO Energy) VRDO	0.550%	3/6/09	LOC	6,720	6,720
	Montgomery County PA IDA Rev. (Foulkeways At Gwynedd Project) VRDO	0.710%	3/6/09	LOC	13,130	13,130
	Montgomery County PA IDA Rev. (Gloria Dei Project) VRDO	0.690%	3/6/09	LOC	16,085	16,085
	Montgomery County PA IDA Rev. (Haverford School Project) VRDO	0.550%	3/6/09	LOC	21,845	21,845

	Montgomery County PA IDA Rev. (Meadowood Corp) VRDO	0.680%	3/6/09	LOC	19,645	19,645
	Montgomery County PA IDA Rev. (Northwestern Human Services) VRDO	0.480%	3/6/09	LOC	12,435	12,435
	Montgomery County PA IDA Rev. (Rosemont School Holy Child) VRDO	0.600%	3/6/09	LOC	12,200	12,200
	Montgomery County PA IDA Rev. (The Shipley School) VRDO	0.610%	3/6/09	LOC	14,500	14,500
	Nazareth PA School Dist. GO VRDO	2.250%	3/6/09	(4)	6,000	6,000
	New Garden General Auth. PA Muni Rev. VRDO	1.330%	3/6/09	(4)	10,100	10,100
[1]	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) TOB VRDO	0.600%	3/6/09	LOC	21,380	21,380
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.530%	3/6/09		20,825	20,825
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.530%	3/6/09		13,420	13,420
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.600%	3/6/09		27,375	27,375
[1]	Owen J. Roberts School Dist. Pennsylvania GO TOB PUT	2.000%	3/6/09	LOC	16,875	16,875
	Parkland PA School Dist. VRDO	1.250%	3/6/09	(4)	13,645	13,645
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.600%	3/6/09		24,810	24,810
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	1.800%	4/9/09	LOC	60,570	60,570
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PSEG Power) VRDO	0.600%	3/6/09	LOC	11,000	11,000

[1]	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Wenger's Feed Mill) VRDO	0.830%	3/6/09	LOC	6,510	6,510
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Wenger's Feed Mill) VRDO	0.830%	3/6/09	LOC	6,100	6,100
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (York Water Company Project) VRDO	0.800%	3/6/09	LOC	5,000	5,000
	Pennsylvania GO	5.000%	3/1/09		20,695	20,695
	Pennsylvania GO	5.000%	7/1/09		4,710	4,773
	Pennsylvania GO	5.000%	7/1/09		6,955	7,050
	Pennsylvania GO	5.000%	8/1/09		17,820	18,024
	Pennsylvania GO	5.000%	8/1/09		36,220	36,676
	Pennsylvania GO	4.750%	9/1/09		8,375	8,502
	Pennsylvania GO	5.000%	9/1/09		8,235	8,346
	Pennsylvania GO	5.000%	9/15/09	(4)	6,525	6,668
	Pennsylvania GO	5.000%	10/1/09		9,000	9,172
	Pennsylvania GO	5.000%	10/1/09		5,000	5,079
	Pennsylvania GO	5.750%	10/1/09	(Prere.)	10,675	11,038
	Pennsylvania GO	5.750%	10/1/09	(Prere.)	4,420	4,554
	Pennsylvania GO	5.250%	10/15/09		2,000	2,054
	Pennsylvania GO	6.000%	1/15/10	(Prere.)	5,000	5,289
	Pennsylvania GO	5.250%	2/1/10		16,720	17,417
	Pennsylvania GO	5.000%	3/1/10		10,000	10,438
[1]	Pennsylvania GO TOB VRDO	0.580%	3/6/09		19,320	19,320
[1]	Pennsylvania GO TOB VRDO	0.580%	3/6/09		2,385	2,385
[1]	Pennsylvania GO TOB VRDO	0.680%	3/6/09		4,200	4,200
	Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.000%	3/6/09	(4)	62,900	62,900
	Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.250%	3/6/09	(4)	83,500	83,500
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	0.500%	3/2/09		39,525	39,525
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	0.500%	3/2/09		41,865	41,865
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	0.500%	3/2/09		34,775	34,775

	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	0.500%	3/2/09		13,200	13,200
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	0.550%	3/2/09	LOC	30,525	30,525
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	0.580%	3/6/09	LOC	30,000	30,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	0.870%	3/6/09	LOC	22,500	22,500
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	0.870%	3/6/09	LOC	19,480	19,480
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing) VRDO	0.650%	3/6/09	LOC	18,000	18,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) VRDO	0.600%	3/6/09	LOC	6,950	6,950
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) VRDO	0.600%	3/6/09	LOC	4,400	4,400
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	0.550%	3/6/09	LOC	11,500	11,500
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	0.780%	3/6/09	LOC	12,000	12,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Student Assn. Inc. Housing - California Univ. of Pennsylvania) VRDO	0.670%	3/6/09	LOC	64,995	64,995
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.) VRDO	0.530%	3/6/09	LOC	5,900	5,900
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.) VRDO	0.530%	3/6/09	LOC	3,500	3,500
[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees of the Univ. of Pennsylvania) TOB VRDO	0.580%	3/6/09		5,495	5,495

[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees of the Univ. of Pennsylvania) TOB VRDO	0.580%	3/6/09		3,655	3,655
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System) VRDO	0.600%	3/6/09	LOC	5,000	5,000
[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health System) TOB VRDO	0.580%	3/6/09		9,305	9,305
	Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	1.700%	3/17/09		13,030	13,030
[1]	Pennsylvania Housing and Finance Agency TOB VRDO	0.770%	3/6/09		4,940	4,940
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) PUT	2.150%	3/27/09		3,260	3,260
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) PUT	2.350%	3/27/09		2,700	2,700
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.750%	3/6/09		25,315	25,315
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.760%	3/6/09		35,570	35,570
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.760%	3/6/09		10,080	10,080
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	0.900%	3/6/09		30,000	30,000
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	0.900%	3/6/09		25,105	25,105
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	0.900%	3/6/09		10,000	10,000
	Pennsylvania Housing Finance Agency Rev. VRDO	0.650%	3/6/09		25,665	25,665
	Pennsylvania Housing Finance Agency Rev. VRDO	0.650%	3/6/09		20,780	20,780

	Pennsylvania Housing Finance Agency Rev. VRDO	0.900%	3/6/09		14,975	14,975
	Pennsylvania Housing Finance Agency Rev. VRDO	0.900%	3/6/09		9,495	9,495
	Pennsylvania Housing Finance Agency Rev. VRDO	0.900%	3/6/09		20,000	20,000
[1]	Pennsylvania Housing Finance Agency TOB VRDO	0.870%	3/6/09		3,875	3,875
	Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	1.400%	3/6/09	(4)	12,400	12,400
[1]	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia) TOB VRDO	0.530%	3/6/09	LOC	30,715	30,715
	Pennsylvania State Univ. Rev.	5.000%	8/15/09		5,000	5,076
[1]	Pennsylvania State Univ. Rev. TOB VRDO	0.580%	3/6/09		6,095	6,095
	Pennsylvania State Univ. Rev. VRDO	0.450%	3/6/09		34,755	34,755
	Pennsylvania State Univ. Rev. VRDO	0.450%	3/6/09		34,475	34,475
[1]	Pennsylvania State Univ. TOB VRDO	0.570%	3/6/09	LOC	19,995	19,995
[1]	Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	1.150%	3/6/09	(4)	9,900	9,900
	Pennsylvania Turnpike Comm. Rev. VRDO	0.600%	3/6/09	LOC	10,000	10,000
	Pennsylvania Turnpike Comm. Rev. VRDO	0.600%	3/6/09	LOC	63,800	63,800
	Pennsylvania Turnpike Comm. Rev. VRDO	0.600%	3/6/09	LOC	21,000	21,000
	Philadelphia PA Airport Rev. VRDO	0.680%	3/6/09	LOC	26,100	26,100
	Philadelphia PA Auth. for Individual Healthcare Dev. Rev. VRDO	0.650%	3/6/09	LOC	9,390	9,390
	Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	0.580%	3/6/09	LOC	13,750	13,750
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	1,755	1,775
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,000	3,033

[1]	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) TOB VRDO	0.680%	3/6/09		5,240	5,240
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.500%	3/2/09		3,750	3,750
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.500%	3/2/09		2,200	2,200
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.500%	3/2/09		19,000	19,000
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	0.580%	3/6/09	LOC	11,115	11,115
[1]	Philadelphia PA IDA Rev. (Fox Chase Cancer Center) TOB VRDO	0.670%	3/6/09	LOC	12,000	12,000
	Philadelphia PA IDA Rev. (Fox Chase Cancer Center) VRDO	0.550%	3/2/09	LOC	6,265	6,265
	Philadelphia PA IDA Rev. (William Penn Charter) VRDO	0.600%	3/6/09	LOC	5,000	5,000
	Philadelphia PA IDA Rev. VRDO	0.700%	3/6/09	LOC	9,025	9,025
	Philadelphia PA School Dist. GO	5.250%	4/1/09	(Prere.)	3,920	3,929
	Philadelphia PA School Dist. VRDO	0.650%	3/6/09	LOC	30,000	30,000
[1]	Philadelphia PA Water & Waste Water Rev. TOB VRDO	0.740%	3/6/09	(13)(4)	35,210	35,210
	Philadelphia PA Water & Waste Water Rev. VRDO	0.620%	3/6/09	LOC	45,000	45,000
	Pittsburgh PA School Dist. BAN	3.500%	11/2/09		10,000	10,099
	Quakertown PA General Auth. Rev. PUT	1.650%	3/5/09		20,000	20,000
	Red Lion PA School Dist. VRDO	1.250%	3/6/09	(4)	47,750	47,750

	South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	0.600%	3/6/09	LOC	27,375	27,375
[1]	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) TOB VRDO	0.680%	3/6/09		9,970	9,970
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	0.620%	3/6/09	LOC	6,200	6,200
	Southeastern Pennsylvania Transp. Auth. Rev. VRDO	0.600%	3/6/09	LOC	14,200	14,200
	St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.350%	3/6/09		30,900	30,900
	St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.610%	3/6/09		9,900	9,900
	State Public School Building Auth. Pennsylvania College Rev. (North Allegheny School Dist.) VRDO	0.450%	3/6/09		18,145	18,145
	Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	2.500%	4/21/09		60,000	60,079
	Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	0.580%	3/6/09		5,985	5,985
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	0.570%	3/6/09		8,000	8,000
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	0.570%	3/6/09		3,500	3,500
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	0.570%	3/6/09		3,200	3,200

Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	0.570%	3/6/09	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	0.570%	3/6/09	6,100	6,100
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	12,500	12,500

Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	9,000	9,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	8,800	8,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	10,000	10,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	10,000	10,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09	14,200	14,200

Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.000%	3/6/09		13,621	13,621
Univ. of Pittsburgh PA Rev. CP	0.750%	4/7/09		8,750	8,750
Upper St. Claire PA VRDO	1.800%	3/6/09	(4)	23,040	23,040
Venango PA IDA (Scrubgrass Project) CP	3.500%	3/3/09	LOC	29,548	29,548
Venango PA IDA (Scrubgrass Project) CP	3.500%	3/3/09	LOC	15,355	15,355
Wilkes-Barre PA Finance Auth. Rev. (King College Project) VRDO	0.600%	3/6/09	LOC	9,595	9,595
York County PA IDA (PECO) CP	0.620%	5/27/09	LOC	16,440	16,440
York County PA TRAN	2.000%	4/30/09		6,630	6,642
					3,635,872

Puerto Rico (1.4%)
[1]	Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09		7,000	7,000
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(4)(Prere.)	5,500	5,639
	Puerto Rico TRAN	3.000%	7/30/09	LOC	39,000	39,217
						51,856
Total Tax-Exempt Municipal Bonds (Cost $3,687,728)						3,687,728
Other Assets and Liabilities-Net (1.6%)						61,512
Net Assets (100%)						3,749,240

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $509,155,000, representing 13.6% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Pennsylvania (95.0%)
Abington PA School Dist. GO	5.000%	4/1/32	(4)	6,495	6,442
Adams County PA GO	5.300%	5/15/11	(3)(Prere.)	10,240	11,124
Allegheny County PA GO	0.000%	4/1/10	(1)	2,000	1,953
Allegheny County PA GO	5.250%	5/1/11	(3)(Prere.)	3,000	3,252
Allegheny County PA GO	5.500%	5/1/11	(3)(Prere.)	445	485
Allegheny County PA GO	5.750%	5/1/11	(3)(Prere.)	730	799
Allegheny County PA GO	5.750%	11/1/11	(3)	995	1,066
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	3,725	4,219
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,880	3,262
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,000	2,265
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,645	2,996
Allegheny County PA GO	5.500%	11/1/14	(3)	605	633
Allegheny County PA GO	5.375%	11/1/16	(1)	4,100	4,499
Allegheny County PA GO	5.375%	11/1/17	(1)	3,600	3,950
Allegheny County PA GO	6.000%	7/1/23	(1)	5,745	6,068
Allegheny County PA GO	5.000%	11/1/32	(4)	3,500	3,447
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32		3,000	3,005
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/10	(1)	2,905	3,029
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/13		2,000	2,092

Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/14		1,500	1,564
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		25,000	26,251
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/15		2,000	2,086
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/18		7,000	7,130
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/26	(1)	4,625	4,787
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/27	(1)	9,325	9,608
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12	(1)	4,965	5,245
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14	(1)	2,355	2,460
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16	(1)	1,500	1,556
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17	(1)	2,750	2,843
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10	(1)(Prere.)	6,880	7,461
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10	(1)	1,500	1,600
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11	(1)	1,490	1,597
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12	(1)	1,180	1,255
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16	(1)	3,545	3,714
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16	(3)(ETM)	11,295	12,500

Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18	(1)	15,000	15,575
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/24	(1)	6,000	5,929
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30	(1)	2,150	2,161
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/32	(1)	12,000	11,391
Annville Cleona PA School Dist.	6.000%	3/1/28	(4)	1,500	1,592
Annville Cleona PA School Dist.	6.000%	3/1/31	(4)	2,475	2,602
Bensalem Township PA School Dist. GO	5.250%	6/15/24	(1)	3,700	3,805
Berks County PA GO	0.000%	11/15/13	(1)	7,250	6,137
Berks County PA GO	0.000%	11/15/14	(1)	8,615	6,904
Berks County PA GO	0.000%	11/15/15	(1)	6,250	4,763
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14	(1)	4,500	4,911
Bethlehem PA Area School Dist.	5.375%	3/15/12	(3)(Prere.)	7,500	8,340
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16	(2)	4,480	4,934
Bristol Borough PA School Dist. GO	5.250%	9/1/15	(4)(Prere.)	3,635	4,245
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12	(Prere.)	2,600	3,001
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,550	1,721
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,635	1,816
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,820	2,021
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,725	1,916
Catholic Health East Pennsylvania Health Systems Rev.	5.375%	11/15/14	(Prere.)	3,000	3,455
Catholic Health East Pennsylvania Health Systems Rev.	5.500%	11/15/14	(Prere.)	1,400	1,621
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	5,540	6,212
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	3,785	4,244
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	2,400	2,691

Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	1,500	1,682
Central Bucks PA School Dist.	5.000%	5/15/24		11,750	12,336
Chambersburg PA Area School Dist. GO	5.250%	3/1/29	(1)	3,805	3,796
Chester County PA GO	5.000%	7/15/26		4,345	4,541
Chester County PA GO	5.000%	7/15/27		5,000	5,190
Chester County PA Health & Educ. Fac. Auth. Rev. (Devereux Foundation)	5.000%	11/1/31		4,500	3,393
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/22	(2)	33,580	33,636
Chester County PA School Auth. Rev.	5.000%	4/1/23	(2)	2,670	2,715
Chester County PA School Auth. Rev.	5.000%	4/1/24	(2)	1,000	1,009
Chester County PA School Auth. Rev.	5.000%	4/1/26	(2)	1,575	1,573
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32	(10)	4,980	3,759
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37	(10)	6,360	4,630
Coatesville PA School Dist. GO	5.250%	8/15/14	(4)(Prere.)	6,645	7,703
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23	(1)	13,535	13,934
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/10	(2)(Prere.)	3,230	3,465
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13	(Prere.)	7,360	8,751
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/27		2,700	1,949
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/36		6,750	4,430
Dallas PA School Dist. GO	5.000%	4/1/29	(11)	5,820	5,612
Danville PA Area School Dist. GO	5.000%	5/1/37	(4)	7,970	7,781

Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/28	(1)(ETM)	9,415	10,706
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/13	(1)(ETM)	5,000	5,415
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12	(2)	3,300	3,335
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13	(2)	4,665	4,695
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/24	(1)	4,000	4,037
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		10,000	6,513
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/27		8,905	6,352
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		13,000	13,328
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09		8,700	8,700
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09		6,780	6,780
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,405	2,662
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,685	2,971
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/19	(1)	1,645	1,791
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/19	(1)	4,835	5,405

Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/20	(1)	1,735	1,865
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/20	(1)	5,105	5,667
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/21	(1)	1,825	1,925
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/22	(1)	1,920	2,008
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/23	(1)	2,020	2,080
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.700%	1/1/23	(4)	8,345	8,372
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20	(12)	5,060	4,980
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21	(12)	3,000	2,912
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22	(12)	3,455	3,304
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29	(4)	7,085	7,104
Erie County PA GO	5.000%	9/1/15	(3)(Prere.)	5,525	6,391
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation)	5.000%	11/1/35	(11)	7,000	5,152
Erie PA School Dist. GO	0.000%	9/1/10	(4)	5,665	5,491
Erie PA School Dist. GO	0.000%	9/1/11	(4)	5,780	5,443
Erie PA School Dist. GO	0.000%	5/1/16	(1)(ETM)	3,175	2,532
Erie PA School Dist. GO	0.000%	9/1/18	(4)	830	557
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.450%	3/2/09		2,305	2,305
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.500%	3/2/09		4,900	4,900

Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.500%	3/2/09		13,700	13,700
Hazleton PA Area School Dist. GO	5.500%	3/1/11	(1)	3,740	3,976
Hazleton PA Area School Dist. GO	5.750%	3/1/12	(1)	1,420	1,554
Hazleton PA Area School Dist. GO	6.000%	3/1/16	(1)	18,245	20,206
Hazleton PA Area School Dist. GO	0.000%	3/1/17	(1)	4,425	3,053
Hazleton PA Area School Dist. GO	0.000%	3/1/22	(1)	5,265	2,514
Hempfield PA Area School Dist. (Westmoreland County) GO	5.000%	9/15/15	(3)(Prere.)	5,030	5,822
Lackawanna County PA GO	5.000%	9/15/29	(2)	1,975	1,908
Lackawanna County PA GO	5.000%	9/15/29	(4)	3,745	3,755
Lake Lehman PA School Dist. GO	0.000%	4/1/14	(1)	1,290	1,062
Lake Lehman PA School Dist. GO	0.000%	4/1/15	(1)	1,295	1,017
Lake Lehman PA School Dist. GO	0.000%	4/1/16	(1)	1,310	975
Lake Lehman PA School Dist. GO	0.000%	4/1/17	(1)	1,315	924
Lake Lehman PA School Dist. GO	0.000%	4/1/18	(1)	1,000	660
Lancaster County PA GO	5.500%	11/1/16	(1)	1,025	1,108
Lancaster County PA GO	5.500%	11/1/17	(1)	1,060	1,146
Lancaster County PA GO	5.500%	11/1/18	(1)	1,120	1,205
Lancaster County PA GO	5.500%	11/1/19	(1)	1,175	1,264
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/26		9,205	8,527
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/36		12,370	10,725
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.520%	3/2/09	LOC	8,700	8,700

Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/21		1,000	994
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/31		6,000	5,323
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/22		1,135	1,159
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/27		2,775	2,723
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/37		4,000	3,636
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21		1,635	1,484
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31		2,165	1,810
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/35		10,500	7,947
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14	(4)	900	944
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16	(1)	4,415	5,187
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.000%	7/1/35	(4)	10,000	8,451
Lower Merion PA School Dist. GO	5.000%	9/1/28		7,845	8,097
Lower Merion PA School Dist. GO	5.000%	9/1/30		8,670	8,869
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,360	1,728
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,390	1,643
Luzerne County PA GO	5.250%	12/15/21	(1)	5,320	5,564

Lycoming County PA Auth. College Rev. (PA College of Technology)	5.250%	10/1/27	(12)	5,395	5,453
Lycoming County PA Auth. College Rev. (PA College of Technology)	5.500%	10/1/37	(12)	6,650	6,668
McKeesport PA Area School Dist. GO	0.000%	10/1/09	(1)	2,020	2,000
McKeesport PA Area School Dist. GO	0.000%	10/1/10	(1)	1,840	1,768
McKeesport PA Area School Dist. GO	0.000%	10/1/11	(1)	1,835	1,709
McKeesport PA Area School Dist. GO	0.000%	10/1/14	(1)	2,040	1,668
McKeesport PA Area School Dist. GO	0.000%	10/1/15	(1)	2,040	1,586
McKeesport PA Area School Dist. GO	0.000%	10/1/16	(1)	4,655	3,430
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)(ETM)	425	301
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)	2,650	1,757
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.000%	1/1/27		2,000	1,548
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.125%	1/1/37		3,000	2,150
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.250%	1/1/43		6,450	4,603
Montgomery County PA GO	5.000%	7/15/19		8,800	8,858
Montgomery County PA GO	5.000%	10/15/28		13,235	13,641
Montgomery County PA GO	5.000%	10/15/31		6,450	6,573
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/14	(Prere.)	2,175	2,542
Montgomery County PA Higher Educ. & Health Auth. Rev. (Dickinson College)	5.000%	5/1/31	(11)	5,750	5,328
Montgomery County PA Higher Educ. & Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36		17,500	11,431

Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25	(1)	6,500	6,602
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26	(1)	3,550	3,586
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27	(1)	3,300	3,316
Moon Area School Dist. PA GO	5.000%	11/15/28	(4)	5,000	5,071
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(1)(Prere.)	9,280	10,414
North Pocono PA School Dist. GO	5.000%	3/15/26	(1)	4,035	4,030
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.375%	8/15/28		5,000	4,162
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	1,991
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		5,000	3,916
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/16	(2)	5,910	5,770
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/26	(2)	2,850	2,363
Norwin PA School Dist. GO	3.250%	4/1/33	(4)	10,485	7,227
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17	(4)	1,495	1,640
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31	(4)	8,000	7,968
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35	(4)	5,000	4,935
Parkland PA School Dist. GO	5.375%	9/1/15	(1)	3,050	3,402
Parkland PA School Dist. GO	5.375%	9/1/16	(1)	2,000	2,238

Pennsbury PA School Dist. GO	5.250%	8/1/24	(4)	9,135	9,417
Pennsylvania GO	5.000%	10/1/10	(1)	22,485	23,856
Pennsylvania GO	6.000%	1/15/11		3,000	3,150
Pennsylvania GO	5.000%	8/1/11		17,000	18,434
Pennsylvania GO	5.250%	10/15/11		11,200	11,964
Pennsylvania GO	5.000%	8/1/12		20,705	22,943
Pennsylvania GO	5.500%	1/1/13		10,000	11,285
Pennsylvania GO	5.000%	7/1/13	(1)	3,690	4,143
Pennsylvania GO	5.000%	9/1/13		1,200	1,352
Pennsylvania GO	5.500%	2/1/14	(1)	2,000	2,289
Pennsylvania GO	5.000%	9/1/14	(4)	15,000	17,021
Pennsylvania GO	5.250%	7/1/15		25,000	28,851
Pennsylvania GO	5.000%	8/1/17		10,000	11,494
Pennsylvania GO	5.375%	7/1/21		16,000	18,387
Pennsylvania GO	5.000%	1/1/22		18,055	19,271
Pennsylvania GO	5.000%	1/1/26		40,450	41,796
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10	(1)(Prere.)	2,000	2,177
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17	(2)	935	975
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19	(2)	1,160	1,212
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37	(12)	5,745	5,608
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/12	(2)	11,120	12,431
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.000%	12/1/37	(2)	14,170	13,346
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	5.000%	5/1/32	(1)	4,950	4,507
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	5.000%	5/1/37	(1)	2,300	2,183
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	1.412%	7/1/17	(10)	6,500	4,519
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	5.125%	7/1/39	(10)	17,130	11,670

Pennsylvania Higher Educ. Fac. Auth. Rev. (La Salle Univ.)	5.250%	5/1/27		3,000	2,420
Pennsylvania Higher Educ. Fac. Auth. Rev. (La Salle Univ.)	5.000%	5/1/37		3,250	2,326
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/25		3,500	2,710
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/32		6,350	4,623
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/31	(10)	10,460	7,383
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/37	(10)	3,500	2,361
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/39	(10)	10,000	6,669
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/11	(1)	1,225	1,241
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/23	(1)	12,200	12,462
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/24	(1)	12,680	12,853
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.375%	1/1/13	(Prere.)	4,435	5,019
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.000%	9/1/39	(2)	9,000	8,426
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Scranton)	5.000%	11/1/28	(10)	4,080	3,965
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/16		3,120	3,383

Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/22		5,000	5,096
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/31		5,000	5,046
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20		2,360	2,044
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26		1,200	948
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36		3,000	2,297
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39		3,000	2,123
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11	LOC	9,120	9,377
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33		25,000	24,564
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	575	650
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17	(2)	7,000	7,452
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18	(2)	7,630	8,080
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19	(2)	10,040	10,565
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	(2)	4,495	4,705
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21	(2)	8,130	8,465
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	20,844
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/17	(1)	7,830	7,904
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	1.400%	3/6/09	(4)	17,600	17,600
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27	(4)	12,880	12,953
Pennsylvania State Univ. Rev.	5.250%	8/15/12		5,980	6,668

Pennsylvania State Univ. Rev.	5.000%	9/1/24		3,000	3,111
Pennsylvania State Univ. Rev.	5.000%	9/1/24		10,625	10,964
Pennsylvania State Univ. Rev.	5.250%	8/15/25		5,360	5,910
Pennsylvania State Univ. Rev.	5.000%	9/1/29		7,625	7,698
Pennsylvania State Univ. Rev.	5.000%	9/1/29		2,500	2,528
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/13	(1)(Prere.)	6,000	6,836
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/26	(2)	4,000	3,935
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/27	(2)	3,000	2,918
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	1.350%	3/6/09	(4)	8,475	8,475
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/10	(12)	4,000	4,085
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,505	1,661
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	2,500	2,759
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,000	1,104
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12	(12)	2,015	2,070
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12	(1)	9,000	9,767
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13	(12)	2,500	2,554
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14	(12)	1,565	1,660
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27	(4)	4,000	4,346
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28		12,785	13,069
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28	(4)	9,375	10,125

Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31	(2)	17,610	17,930
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32	(2)	15,000	14,898
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		12,920	13,097
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		12,435	12,292
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	6,340	6,311
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38	(12)	19,595	21,467
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39	(12)	21,625	21,390
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13		3,260	3,478
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24	(2)	1,045	1,024
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29	(4)	3,530	3,401
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	3,965	3,975
Philadelphia PA Gas Works Rev.	5.250%	8/1/11	(4)(Prere.)	8,000	8,735
Philadelphia PA Gas Works Rev.	5.375%	7/1/12	(4)	4,000	4,009
Philadelphia PA Gas Works Rev.	5.375%	7/1/14	(4)	4,310	4,318
Philadelphia PA Gas Works Rev.	5.375%	7/1/16	(4)	13,280	14,935
Philadelphia PA Gas Works Rev.	5.375%	7/1/18	(4)	11,555	12,989
Philadelphia PA Gas Works Rev.	5.000%	10/1/37	(2)	3,000	2,462
Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	1,750	1,772
Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	2,600	2,632
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	7,460	8,054
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	4,775	5,155
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	9,155	9,884
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	2,135	2,305
Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	6,061
Philadelphia PA GO	5.000%	8/1/18	(1)	6,170	6,267
Philadelphia PA GO	5.000%	8/1/19	(1)	7,735	7,776
Philadelphia PA GO	5.000%	8/1/20	(1)	8,005	7,922
Philadelphia PA GO	5.000%	8/1/21	(1)	6,235	6,080

Philadelphia PA GO	5.000%	8/1/27	(11)	12,160	11,041
Philadelphia PA GO	7.125%	7/15/38	(12)	3,500	3,849
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.500%	3/2/09		8,700	8,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18	(2)	5,700	5,743
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Temple University Health System)	5.500%	7/1/30		5,000	3,153
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10	(1)	4,440	4,486
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/15	(1)	5,695	5,721
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15	(1)	3,000	3,126
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17	(1)	2,255	2,328
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19	(1)	2,815	2,877
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20	(1)	2,000	2,032
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22	(1)	5,275	5,306
Philadelphia PA School Dist. GO	5.250%	2/1/12	(4)	1,000	1,096
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,800	1,997
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,218
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,218
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	6,200	6,877
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,500	2,773
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,000	1,109
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,130
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,500	7,346
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,000	6,781

Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,130
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	10,235	11,567
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	3,500	3,955
Philadelphia PA School Dist. GO	5.000%	6/1/26	(1)	5,000	4,994
Philadelphia PA School Dist. GO	6.000%	9/1/38		20,000	20,868
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(1)	33,865	35,917
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(1)	35,685	39,154
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11	(1)	3,750	4,069
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16	(1)	5,040	5,279
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17	(1)	5,460	5,685
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18	(1)(ETM)	925	1,069
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19	(1)	4,155	4,413
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	2,015	2,245
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	5,330	5,939
Pittsburgh PA GO	5.500%	9/1/13	(2)	5,635	5,710
Pittsburgh PA GO	5.500%	9/1/14	(2)	12,000	12,861
Pittsburgh PA GO	5.500%	9/1/15	(2)	2,125	2,137
Pittsburgh PA School Dist. GO	0.000%	8/1/09	(2)	4,000	3,972
Pittsburgh PA School Dist. GO	5.375%	9/1/14	(4)	1,755	1,983
Pittsburgh PA School Dist. GO	5.500%	9/1/16	(4)	4,000	4,582
Pittsburgh PA School Dist. GO	5.500%	9/1/18	(4)	2,880	3,292
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12	(2)(Prere.)	3,000	3,306
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	17,070	19,667
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)(ETM)	1,935	745
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)	10,830	3,356
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)(ETM)	1,365	494

Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)	7,600	2,175
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)(ETM)	4,725	1,613
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)	26,930	7,178
Pocono Mountain PA School Dist. GO	5.000%	9/1/31	(4)	9,000	8,904
Radnor Township PA School Dist.	5.000%	8/15/15	(4)(Prere.)	835	965
Radnor Township PA School Dist.	5.000%	2/15/35	(4)	1,665	1,644
Reading PA School Dist. GO	0.000%	1/15/15	(1)	9,260	6,985
Reading PA School Dist. GO	0.000%	1/15/16	(1)	9,270	6,597
Reading PA School Dist. GO	5.000%	1/15/29	(4)	6,120	6,134
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	2,225	2,490
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/11	(Prere.)	9,660	10,842
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,480	1,676
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,425	1,614
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,515	1,716
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	2,390	2,706
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	4,915	5,566
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,850	2,095
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/13		520	546

Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/14		500	522
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/15		530	550
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/16		835	866
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/17		1,725	1,784
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/18		650	669
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		775	762
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/31		2,840	2,517
Scranton PA School Dist. GO	5.250%	6/15/27	(10)	2,750	2,770
Scranton PA School Dist. GO	5.250%	6/15/31	(10)	2,375	2,332
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/16	(1)	5,490	5,476
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/23	(1)	9,205	8,336
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32	(10)	3,850	3,645
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37	(10)	5,100	4,790
Shamokin-Coal Township PA	5.000%	7/1/30	(4)	5,700	5,469

Shamokin-Coal Township PA	5.000%	7/1/36	(4)	8,500	7,959
Snyder County PA Higher Educ. Auth. Univ. Rev. (Susquehanna Univ. Project)	5.000%	1/1/30	(11)	5,000	4,587
Somerset PA Area School Dist. GO	5.000%	3/15/25	(4)	7,090	7,268
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/10	(6)	860	888
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/18	(6)	7,000	8,008
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25		20,000	20,769
State Public School Building Auth. Pennsylvania School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13	(1)(Prere.)	10,000	11,241
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.000%	6/1/13	(4)(Prere.)	30,800	34,761
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.250%	6/1/13	(4)(Prere.)	9,280	10,568
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30		21,000	21,131
Uniontown PA Area School Dist. GO	5.500%	10/1/12	(4)(Prere.)	9,950	11,289
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,435	2,671
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,570	2,819
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/10	(2)	1,750	1,773
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11	(2)(ETM)	330	334

Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11	(2)	1,510	1,580
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/12	(2)	1,935	1,957
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/13	(2)	2,035	2,053
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/14	(2)	1,640	1,653
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/15	(2)	2,250	2,261
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/16	(2)	2,375	2,384
West Chester PA Area School Dist. GO	4.500%	5/15/27	(4)	17,500	17,116
West Chester PA Area School Dist. GO	5.000%	5/15/28	(1)	7,480	7,586
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,650	2,969
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,000	2,241
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,020	1,113
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,080	1,179
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17	(4)	935	996
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18	(4)	980	1,033
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15	(4)(Prere.)	3,490	4,061
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17	(1)(ETM)	7,795	9,223

Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/15	(3)	5,000	3,799
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/23	(1)	5,000	2,288
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/24	(1)	4,000	1,533
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/27		2,200	1,721
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/37		3,000	2,149
Wyoming PA Area School Dist.	5.000%	9/1/26	(1)	2,000	1,968
Wyoming PA Area School Dist.	5.000%	9/1/29	(1)	5,125	4,879
York County PA	5.000%	6/1/33	(1)	6,000	5,941
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13	(1)	6,750	7,524
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14	(1)	4,050	4,522
					2,404,520
Puerto Rico (3.9%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20		5,300	5,223
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	4,789
Puerto Rico GO	5.500%	7/1/18	(1)	10,000	9,529
Puerto Rico GO	5.500%	7/1/20	(3)	6,000	5,591
Puerto Rico GO	5.500%	7/1/22	(3)	8,960	8,235
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(1)	17,000	16,100
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20	(1)	14,610	13,728
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/23	(2)	10,000	9,206
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/30	(3)	14,905	2,889

Pennsylvania Long-Term Tax-Exempt Fund

Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/31	(3)	28,695	5,144
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	(ETM)	10	12
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22		4,990	4,697
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,875	12,615
					97,758
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12		2,000	1,980
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,750	1,554
					3,534
Total Tax-Exempt Municipal Bonds (Cost $2,554,057)					2,505,812
Other Assets and Liabilities-Net (1.0%)					24,990
Net Assets (100%)					2,530,802

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $2,555,591,000. Net unrealized depreciation of investment securities for tax purposes was $49,779,000, consisting of unrealized gains of $68,485,000 on securities that had risen in value since their purchase and $118,264,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.